Discontinued operations (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Other financing cash flows, net	$ 192	$ (38)	$ 72
Net cash flows used in investing activities from discontinued operations	(1,123)	(436)	(689)
Net cash flows from financing activities from discontinued operations	3,286	119	26
Acquisitions and divestments of businesses, net	(3,558)	(840)	(205)
Discontinued operations
Statement [line items]
Payments attributable to the spin-off of the Sandoz business	(52)
Derecognized cash and cash equivalents attributable to the spin-off of the Sandoz business	(686)
Other financing cash flows, net	200	0	0
Other cash flows used in investing activities, net	(385)	(436)	(689)
Cash inflow from borrowings	3,600
Acquisitions and divestments of businesses, net	$ 22	$ 39	$ 362